Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 54,865	$ 20,082
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	4,024	2,777
Platform operations and support	13,825	10,265
Sales and marketing	35,156	10,221
General and administrative	32,415	6,956
Depreciation and amortization	571	388
Total costs and expenses	85,991	30,607
Change in fair value of derivative liability	(4,958)	0
Gain on forgiveness of PPP loan	0	3,482
Interest expense, net	(2,470)	(61)
Income (loss) before income taxes	(38,554)	(7,104)
Income tax benefit (expense)	(13)	793
Net income (loss)	$ (38,567)	$ (6,311)
Net earnings (loss) per share
Net loss per share, Basic	$ (2.07)	$ (1.10)
Net loss per share, Diluted	$ (2.07)	$ (1.10)
Weighted-average shares, Diluted	18,641,076	5,742,807